Impairment, Net of Reversal of Impairment of Investments and Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Impairment, Net of Reversal of Impairment of Investments and Assets
		United States Dollar
	Figures in millions unless otherwise stated	2018	2017	2016
6.	IMPAIRMENT, NET OF REVERSAL OF IMPAIRMENT OF INVESTMENTS AND ASSETS
	Investments	(36.9)	(3.7)	(0.1)
	Listed investments	—	(0.5)	(0.1)
	Unlisted investments	—	(3.2)	—
	Equity accounted investees
	– Far Southeast Gold Resources Incorporated (“FSE”)[1]	(36.9)	—	—
	Property, plant and equipment	(411.7)	81.3	(76.4)
	Reversal of impairment of Arctic Platinum Project (“APP”)[2]	—	39.0	—
	(Impairment)/reversal of impairment of property, plant and equipment – other[3]	(1.9)	42.3	(76.4)
	South Deep cash-generating unit[4]	(409.8)	—	—
	Goodwill	(71.7)	(277.8)	—
	South Deep goodwill[4]	(71.7)	(277.8)	—

	Impairment, net of reversal of impairment of investments and assets	(520.3)	(200.2)	(76.5)

¹

Following the identification of impairment indicators at 31 December 2018, FSE was valued at its recoverable amount which resulted in an impairment of US$36.9 million. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The impairment is included in the “Corporate and other” segment.

[2]	Refer note 12.2 for further details. The reversal of impairment was included in the “Corporate and other” segment.
[3]	(Impairment)/reversal of impairment of property, plant and equipment – other is made up as follows:

	2018	2017	2016
– Redundant assets at Cerro Corona	(1.9)	(0.8)	—
– Reversal of cash-generating unit impairment at Cerro Corona (2016: impairment of US$66.4 million)	—	53.4	(66.4)

(The impairment in 2016 was due to the reduction in gold and copper reserves due to depletion, a decrease in the gold and copper price assumptions for 2017 and 2018, a lower resource price and an increase in the Peru tax rate. The reversal of the impairment in 2017 was due to a higher value-in-usefollowing the completion of a pre-feasibility study in 2017, with the assistance of external specialists, extending the life-of-mine from 2023 to 2030 by optimising the tailings density and increasing the tailings capacity by using in-pit tailings after mining activities end. After taking into account one year amortisation, the reversal of impairment amounted to US$53.4 million (2016: The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy)). Refer to accounting policies on page 135 for assumptions).

– Damang assets held for sale	—	—	(7.6)

(Following the Damang reinvestment plan, a decision was taken to sell certain mining fleet assets and related spares. The sale of the assets was expected to be concluded during 2017. As a result, the assets were classified as held for sale (refer note 12) and valued at the lower of FVLCOD or carrying value which resulted in an impairment of US$7.6 million).

– Asset-specific impairment at Tarkwa	—	(6.8)	—
(Relating to aged, high maintenance and low effectiveness mining fleet that is no longer used).
– Asset-specific impairment at Damang	—	(3.5)	(2.4)

(Relating to all assets at the Rex pit. Following a series of optimisations, the extensional drilling failed to deliver sufficient tonnages at viable grades to warrant further work (2016: inoperable mining fleet that is no longer used under the current life-of-mine plan).

(Impairment)/reversal of impairment of property, plant and equipment – other	(1.9)	42.3	(76.4)

[4]

For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) (2017: R3,495.0 billion (US$277.8 million) and 2016: Rnil (US$nil)) in respect of the South Deep cash-generating unit due to the deferral of production. R963.9 million (US$71.7 million) (2017: R3,495.0 billion (US$277.8 million)) of the total impairment was firstly allocated against goodwill and the remainder of R5,507.0 million (US$409.8 million) (2017: Rnil (US$nil)) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy). The impairment calculation was performed in June 2018 and given that impairment indicators still existed at 31 December 2018, a further assessment was performed. The recoverable amount at 31 December 2018 is R21,2 billion (US$1.4 billion)There were no further impairments at 31 December 2018 using the following assumptions:

•	Gold price of R525,000 per kilogram for 2019 and R550,000 per kilogram thereafter;

•	Resource price of US$17 per ounce at the Rand/US Dollar exchange rate of R14.63;

•	Resource ounces of 24.5 million ounces;

•	Life-of-mine: 75 years; and

•	Nominal discount rate of 13.5%.